Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Liabilities
Schedule of defined contribution plans
	Year ended December 31,
	2017	2016	2015
	USD in thousands

Expenses in respect of defined contribution plans	$94	$31	$25